Note 9 - Income Tax: Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($)	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014
Details
Book Income (loss)			$ 0			$ (583,800)
Meals and Entertainment			0			1,000
Depreciation			0			(1,500)
Other Nondeductible Expense			0			394,900
Related party accruals			0			500
Valuation allowance			0			188,900
Income Tax Expense (Benefit), Total			$ 0			$ 0